Trade and Other Receivables (Details 1) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade and Other Receivables [Abstract]
2019	₪ 345
2020	142
2021 and thereafter	6
Total	₪ 493	[1]	$ 142	₪ 644

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.